Deferred Benefits and Gains - Summary of Deferred Benefits and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Maintenance rebates	¥ 485	¥ 531
Government grants	233	229
Others	7	9
Deferred benefits and gains	¥ 725	¥ 769